S-K 1602(a)(3) Forepart, Sponsor Compensation	Oct. 13, 2026 USD ($) $ / shares shares
Private Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	4,988,667
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.75
Price Paid or to be Paid for Securities, Total Amount | $	$ 7,666,667
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	1,000,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000